SEGMENT INFORMATION	12 Months Ended
Jan. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the enterprise’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. We evaluated segment reporting in accordance with ASC 280, Segment Reporting. We concluded that we operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by the CODM to make decisions about resource allocation and performance assessment.

The CODM is the company’s chief executive officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess segment profit or loss, allocate resources and assess performance. Further, the CODM reviews and utilizes budget to actual functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations. The Company's significant segment expenses and other segment items align with the financial statements line items presented in its the consolidated statements of operations.

Significant segment expenses are presented in the Company’s consolidated statements of operations. Additional disaggregated significant segment expenses on a functional basis, that are not separately presented on the Company’s consolidated statements of operations, are presented below.

	Year Ended January 31,
(in thousands)	2026	2025	2024
Sales and marketing	$106,592	$94,969	$81,610
General and administrative	$47,059	$48,547	$44,174
Total Selling, general and administrative	$153,651	$143,516	$125,784
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
Geographic Information

Revenue by major geographic region is based on the location of our contracting subsidiary, which often differ from the geographic location of the customer.

The information below summarizes revenue by major geographic region for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
EMEA:
Israel	$279,132	$242,932	$215,312
Germany	57,962	53,966	53,480
Other	19,774	19,002	14,950
Total EMEA	356,868	315,900	283,743
Americas:
United States	15,168	14,237	10,029
Other	8,449	6,673	7,147
Total Americas	23,617	20,910	17,176
APAC	19,556	13,822	12,486
Total revenue	$400,041	$350,632	$313,404

Our long-lived assets primarily consist of net property and equipment, operating lease ROU assets, goodwill and other intangible assets. We believe that our tangible long-lived assets, which consist of our net property and equipment and operating lease ROU assets, are exposed to greater geographic area risks and uncertainties than goodwill, intangible assets and long-term cost deferrals, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net and operating lease right-of-use assets, net by geographic area consisted of the following as of January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Israel	$51,273	$52,336
United States	551	441
Other countries	17,680	10,753
Total property and equipment and operating lease right-of-use assets, net	$69,504	$63,530

Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2026	2025	2024
Customer A	18.1%	19.6%	16.5%
Customer B	8.3%	10.8%	11.0%

In making this determination of significant customers, we define a customer as an organization from which we have recognized revenue in a reporting period. In situations where a governmental organization acts on behalf of multiple agencies or departments, we treat that organization as the customer for reporting purposes notwithstanding that each of the underlying agencies or departments is generally making its own independent purchasing decisions.